Finance income and expense	6 Months Ended
Jun. 30, 2022
Finance income and expense

2.	Finance income and expense

	Six months ended 30 June 2022 unaudited £’000	Six months ended 30 June 2021 unaudited £’000
Finance income
Interest received on bank deposits	6	-
Gain on equity settled derivative financial liability	398	-
Total finance income	404	-

The gain on the equity settled derivative financial liability in 2022 arose as a result of the reduction in the Midatech share price.

	Six months ended 30 June 2022 unaudited £’000	Six months ended 30 June 2021 unaudited £’000
Finance expense
Interest expense on lease liabilities	24	13
Other loans	-	9
Loss on equity settled derivative financial liability	-	134
Total finance expense	24	156

The loss on the equity settled derivative financial liability in 2021 arose as a result of the increase in the Midatech share price.